Leases - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Leases
Operating lease costs	¥ 557,477	$ 80,827	¥ 385,377	¥ 177,976
Short-term lease	174,402	$ 25,286	141,507	31,394
Leasing cost other than operating lease costs and short-term lease costs	¥ 0		¥ 0	¥ 0
Operating leases	0	0
Weighted average remaining lease terms of the right-of-use assets	2 years 10 months 13 days	2 years 10 months 13 days	2 years 8 months 26 days	3 years 4 months 20 days
Weighted average incremental borrowing rate	4.05%	4.05%	4.38%	4.90%